Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive (Loss) Income
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	$ 648,800			$ 440,039
Cumulative Effect of New Accounting Principle in Period of Adoption	(1,566)			(1,566)
Beginning balance at Dec. 31, 2012	650,366	$ 0	$ 302,654	441,605	$ (76,375)	$ (17,518)
Beginning balance, shares at Dec. 31, 2012		0	15,411,998
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	76,869			76,869
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Net of Tax	(17,901)					(17,901)
Cash dividends	(57,949)			(57,949)
Fractional shares issued in dividend reinvestment plan, shares			(46)
Cash payment for fractional shares in dividend reinvestment plan	(3)		$ (3)
Treasury Stock, Shares, Acquired			(10,550)
Treasury Stock, Value, Acquired, Cost Method	$ 843				843
Treasury Stock Reissued Shares For Director Grants	10,550		10,550
Treasury shares reissued for director grants	$ 850			(240)	1,090
Ending balance at Dec. 31, 2013	649,823	$ 0	$ 302,651	458,719	(76,128)	(35,419)
Ending balance, shares at Dec. 31, 2013		0	15,411,952
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	83,957			83,957
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Net of Tax	21,811					21,811
Cash dividends	(57,949)			(57,949)
Fractional shares issued in dividend reinvestment plan, shares			(53)
Cash payment for fractional shares in dividend reinvestment plan	(5)		$ (5)
Allocated Share-based Compensation Expense	458		$ 458
Treasury Stock, Shares, Acquired			(29,700)
Treasury Stock, Value, Acquired, Cost Method	$ 2,355				(2,355)
Treasury Stock Reissued Shares For Director Grants	10,200		10,200
Treasury shares reissued for director grants	$ 801			(243)	1,044
Ending balance at Dec. 31, 2014	696,541	$ 0	$ 303,104	484,484	(77,439)	(13,608)
Ending balance, shares at Dec. 31, 2014		0	15,392,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	81,012			81,012
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Net of Tax	(2,035)					(2,035)
Cash dividends	(57,930)			(57,930)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan	(3)		$ (3)
Allocated Share-based Compensation Expense	865		$ 865
Treasury Stock, Shares, Acquired			(71,700)
Treasury Stock, Value, Acquired, Cost Method	$ 6,058				6,058
Treasury Stock Reissued Shares For Director Grants	10,150		10,150
Treasury shares reissued for director grants	$ 963			(61)	1,024
Ending balance at Dec. 31, 2015	$ 713,355	$ 0	$ 303,966	$ 507,505	$ (82,473)	$ (15,643)
Ending balance, shares at Dec. 31, 2015		0	15,330,815